Equity method investments (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 29, 2017	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ (209.8)	€ (191.3)		€ (138.0)
Cash received equity method investments		€ 225.4	218.0	[1]	€ 178.7
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Weighted average useful life of finite-lived intangible assets acquired		12 years 1 month 6 days
Equity method investment acquisition date	Jun. 29, 2017
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		24.90%
Carl Zeiss SMT Holding GmbH & Co. KG | Share of net income (loss) after accounting policy alignment
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ (216.4)	(212.1)
Carl Zeiss SMT Holding GmbH & Co. KG | Basis difference amortization
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		(27.4)	(26.7)
Carl Zeiss SMT Holding GmbH & Co. KG | Intercompany profit elimination
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ (20.8)	€ (5.9)

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, amortization of underwriting commissions, and discount related to the bonds and credit facility.